Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Guangdong Prouden CPAs GP
Auditor Firm ID	7254
Auditor Location	Guangzhou, China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Quhuo Limited (the “Company”) as of December 31, 2024 and December 31, 2025, the related consolidated statements of comprehensive income/(loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and December 31, 2025, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.